S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 30, 2026
SLG SPAC Fund LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	SLG SPAC Fund LLC (the Sponsor)